Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment And Other Current Assets
Schedule of repayment and other current assets

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Prepayments	9,122,086	8,514,583	1,211,385
Other Receivables	549,493	1,503,790	213,947
Less: impairment losses	-	(2,050,000)	(291,657)
Prepayment and other current assets	9,671,579	7,968,373	1,133,675